13F-HR
				3/31/05

					0000791214


					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 March 31, 2005

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             March 31, 2004

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$25,519,549

List of Other Included Managers:		None


Name of Issuer       Class      Cusip       Value (x1000)  Shares
American Eagle       common     02553e106   236            8000
Ameristar Casinos    common     03070q101   328            6002
Bancolumbia          common     05968l102   134            10000
Beazer Homes         common     07556q105   283            5670
Bebe Stores          common     075571109   1019           30000
Berry Petroleum      common     085789105   1212           23558
Boyd Gaming          common     103304101   1373           26336
Brady                common     104674106   971            30000
Cognizant Tech       common     192446102   1417           30669
Commercial Metals    common     201723103   1013           29892
Comtech              common     205826209   1146           22000
CryptoLogic          common     228906103   991            32000
Dynamic Materials    common     267888105   1268           36000
F5 Networks          common     315616102   320            6336
Hansen Natural       common     411310105   1079           18000
Intuitive Surgical   common     46120e602   909            20000
Joy Global           common     481165108   1052           30000
Meritage             common     59001a102   262            4446
Mobile Mini          common     60740f1005  1051           26000
Quanex               common     747620102   302            5669
Rayovac              common     755081106   1096           26336
Rockwell Automation  common     773903109   271            4779
S & P Mid Cap Dep    common     595635103   281            2334
Sigmatel             common     82661w107   998            26669
Southwestern Energy  common     845467109   284            5002
Sun Hydraulics       common     866942105   1052           35000
Tarragon             common     876287103   808            40000
Tessera Technologies common     881641100   1297           30000
Toll Brothers        common     889478103   298            3779
Unocal               common     915289102   1110           18000
Usana                common     90328m107   1135           24000
Websense             common     947684106   305            5669
XTO Energy           common     98385x107   219            6669